Derivative financial instruments	6 Months Ended
Jun. 30, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative financial instruments	Derivative financial instruments

	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.25	£m	£m	£m
Foreign exchange derivatives	9,404,176	96,359	(93,246)
Interest rate derivatives	81,608,401	95,461	(81,613)
Credit derivatives	1,710,599	8,471	(8,994)
Equity and stock index and commodity derivatives	3,488,521	76,562	(80,909)
Derivative assets/(liabilities) held for trading	96,211,697	276,853	(264,762)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	151,346	3,070	(92)
Derivatives designated as fair value hedges	161,698	71	(476)
Derivatives designated as hedges of net investments	4,412	200	(46)
Derivative assets/(liabilities) designated in hedge accounting relationships	317,456	3,341	(614)

Total recognised derivative assets/(liabilities)	96,529,153	280,194	(265,376)

As at 31.12.24
Foreign exchange derivatives	8,517,266	123,724	(116,671)
Interest rate derivatives	70,905,836	95,631	(83,967)
Credit derivatives	1,537,115	6,898	(7,455)
Equity and stock index and commodity derivatives	3,164,854	64,738	(70,502)
Derivative assets/(liabilities) held for trading	84,125,071	290,991	(278,595)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	147,180	2,338	(320)
Derivatives designated as fair value hedges	159,182	165	(434)
Derivatives designated as hedges of net investments	4,014	36	(66)
Derivative assets/(liabilities) designated in hedge accounting relationships	310,376	2,539	(820)

Total recognised derivative assets/(liabilities)	84,435,447	293,530	(279,415)
The IFRS netting posted against derivative assets was £43bn including £5bn of cash collateral netted (December 2024: £47bn including £5bn cash collateral netted) and £43bn for liabilities including £4bn of cash collateral netted (December 2024: £46bn including £6bn of cash collateral netted). Derivative asset exposures would be £248bn (December 2024: £261bn) lower than reported under IFRS if netting were permitted for assets and liabilities with the same counterparty or for which the Group holds cash collateral of £32bn (December 2024: £31bn). Similarly, derivative liabilities would be £240bn (December 2024: £254bn) lower reflecting counterparty netting and cash collateral placed of £23bn (December 2024: £23bn). In addition, non-cash collateral of £13bn (December 2024: £13bn) was held in respect of derivative assets £5bn (December 2024: £5bn) was placed in respect of derivative liabilities. Collateral amounts are limited to net on balance sheet exposure so as to not include over-collateralisation